Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Parenthetical) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Carrying amount of internal-use software	$ 4,459	$ 2,981
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized direct costs	$ 2,583	$ 1,422	$ 769